NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund

NVIT Amundi Multi Sector Bond Fund

NVIT AQR Large Cap Defensive Style Fund

NVIT BlackRock Equity Dividend Fund

NVIT BNY Mellon Core Plus Bond Fund

NVIT BNY Mellon Dynamic U.S. Core Fund

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

NVIT Bond Index Fund

NVIT Calvert Equity Fund

NVIT Columbia Overseas Value Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Emerging Markets Fund

NVIT Federated High Income Bond Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund)

NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Innovators Fund

NVIT J.P. Morgan Large Cap Growth Fund

NVIT J.P. Morgan U.S. Equity Fund

NVIT J.P. Morgan US Technology Leaders Fund

NVIT Jacobs Levy Large Cap Core Fund

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Loomis Core Bond Fund (formerly, NVIT
Core Bond Fund)

NVIT Loomis Short Term Bond Fund

NVIT Mid Cap Index Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT NS Partners International Focused Growth Fund

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

NVIT Victory Mid Cap Value Fund (formerly, NVIT
Multi-Manager Mid Cap Value Fund)

Supplement dated March 13, 2025

to the Statement of Additional Information (“SAI”) dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Calvert Equity Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on March 12, 2025 (the “March Board Meeting”), the Board approved the termination of Atlanta Capital Management Company, L.L.C. (“Atlanta Capital”) as the subadviser to the NVIT Calvert Equity Fund (the “Fund”), and the appointment of GQG Partners LLC (“GQG”) as the Fund’s new subadviser.

2.	At the March Board Meeting the Board also approved the following:

a.	changing the Fund’s name to the “NVIT GQG US Quality Equity Fund.”

b.

changing the Fund’s classification under the Investment Company Act of 1940, as amended, from a diversified investment company to a non-diversified investment company. The Board’s decision to change the Fund’s classification to a non-diversified investment company is subject to the approval of the Fund’s shareholders. A Special Meeting of Shareholders to decide on a proposal to change the Fund’s classification to a non-diversified investment company currently is anticipated to be held on or about June 17, 2025. In the near future, shareholders of the Fund will receive a proxy statement that contains more information about the proposal to change the Fund’s classification to a non-diversified investment company.

3.

Assuming the Fund’s shareholders approve the proposal to change the Fund’s classification to a non-diversified investment company, each of the foregoing changes will take effect following the Special Meeting of Shareholders at which the Fund’s shareholders approve such proposal (the “Effective Date”).

4.	As of the Effective Date, the SAI is amended as follows:

a.	All references to, and information regarding, Atlanta Capital in the SAI with respect to the Fund are deleted in their entirety.

b.	The Fund is renamed the “NVIT GQG US Quality Equity Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

c.	The second paragraph under the “General Information and History” section on page 1 of the SAI is deleted in its entirety and replaced with the following:

Except for the NVIT DoubleLine Total Return Tactical Fund, NVIT GQG US Quality Equity Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Large Cap Growth Fund and the NVIT Real Estate Fund, each of the Funds featured in this SAI is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the NVIT DoubleLine Total Return Tactical Fund, NVIT GQG US Quality Equity Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Large Cap Growth Fund and the NVIT Real Estate Fund is a “non-diversified fund,” as defined in the 1940 Act.

d.	In the section entitled “Investment Restrictions” that begins on page 53 of the SAI, the following fundamental investment restriction shall not apply to the NVIT GQG US Quality Equity Fund:

•

May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The NVIT Government Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

e.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 75 of the SAI:

Fund	Subadviser
NVIT GQG US Quality Equity Fund	GQG Partners LLC

GQG Partners LLC (“GQG”), located at 450 East Las Olas Boulevard, Suite 750, Fort Lauderdale, Florida 33301, is a Delaware limited liability company founded in 2016 and is an SEC registered investment adviser. GQG is a wholly owned subsidiary of GQG Partners Inc., a Delaware corporation that is listed on the Australian Securities Exchange. The majority owner of GQG Partners Inc. is QVFT, LLC, which is controlled by Rajiv Jain, GQG’s Chairman and Chief Investment Officer. GQG provides investment management services for institutions, mutual funds and other investors using emerging markets, global, international and US equity investment strategies.

f.	The following supplements the information under the heading “Appendix B – Proxy Voting Guidelines Summaries”:

GQG PARTNERS LLC (“GQG”)

GQG votes proxies of companies owned by clients who have granted it voting authority and has adopted and implemented written policies and procedures governing the voting of client securities where it has such authority. GQG has retained ISS (the “voting agent”) to assist in the coordination and voting of proxies.

GQG’s policy is to vote proxies in the interest of maximizing value for its clients. To that end, GQG will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short- and long-term implications of the proposal to be voted on when considering the optimal vote. GQG supplements guidance from its voting agent with its evaluation of client proxies.

GQG’s procedures are reasonably designed to assure that GQG votes every eligible share; however, there are circumstances in which GQG may be unable to vote or may determine not to vote a proxy on behalf of a client, including restrictions imposed or impediments to voting in some foreign countries, the untimely receipt of proxy materials, and certain client’s security lending programs may prevent GQG from voting proxies when the underlying securities have been lent out and are therefore unavailable to be voted.

GQG’s proxy voting procedures address potential conflicts of interest in connection with voting proxies. Such a conflict could arise if, for example, the company issuing proxies was affiliated with a client of GQG. Any material conflict between GQG’s interests and those of a client will be resolved in the best interests of the client. In the event GQG becomes aware of such a conflict, GQG will (a) vote in accordance with a pre-determined policy based on the independent analysis and recommendation of GQG’s voting agent or other independent third party, (b) if the GQG portfolio management team determines that a vote contrary to the voting agent’s recommendation is in the best interest of clients, document the investment rationale for the vote and confirm the vote was not the result of an undue influence, or (c) make other voting arrangements consistent with GQG’s fiduciary obligations.

g.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2024)
GQG Partners LLC
Rajiv Jain	NVIT GQG US Quality Equity Fund	None
Brian Kersmanc	NVIT GQG US Quality Equity Fund	None
Sudarshan Murthy, CFA	NVIT GQG US Quality Equity Fund	None
Siddharth Jain	NVIT GQG US Quality Equity Fund	None

h.	The following replaces the information under the subsection “Description of Compensation Structure – GQG Partners LLC (“GQG”)” under the heading “Appendix C – Portfolio Managers”:

GQG Partners LLC (“GQG”)

Each portfolio manager receives a fixed salary, retirement benefits, investment management services from GQG and, in the case of Messrs. Kersmanc, Murthy and S. Jain, variable compensation, which includes a discretionary annual bonus that is based on both a qualitative and quantitative evaluation of the portfolio manager’s performance and GQG’s overall performance and profitability. A portion of the discretionary annual bonus is typically paid in cash each year, and the remainder of the bonus is normally allocated to a deferred compensation plan, subject to a vesting schedule and paid out over time (e.g., 3 years). Amounts deferred under the plan earn the rate of return earned by the institutional shares class of a proprietary mutual fund advised by GQG, calculated gross of management fees but net of other operating expenses. No portfolio manager’s compensation is directly based on the value of assets in a fund’s portfolio. In addition, from time-to-time, employees of GQG, including Messrs. Kersmanc, Murthy and S. Jain, may receive an award of restricted stock units in GQG’s parent company, GQG Partners Inc. The grant of any such award is subject to the discretion of the Board of Directors of GQG Partners Inc.

i.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2024)
GQG Partners LLC

Rajiv Jain	Mutual Funds: 13 accounts, $76.39 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 46 accounts, $46.31 billion total assets (3 accounts, $404.7 million total assets for which the advisory fee is based on performance)
Other Accounts 50 accounts, $26.13 billion total assets (7 accounts, $6.09 billion total assets for which the advisory fee is based on performance)

Brian Kersmanc	Mutual Funds: 13 accounts, $76.39 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 46 accounts, $46.31 billion total assets (3 accounts, $404.7 million total assets for which the advisory fee is based on performance)
Other Accounts: 50 accounts, $26.13 billion total assets (7 accounts, $6.09 billion total assets for which the advisory fee is based on performance)

Sudarshan Murthy, CFA	Mutual Funds: 13 accounts, $76.39 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 46 accounts, $46.31 billion total assets (3 accounts, $404.7 million total assets for which the advisory fee is based on performance)
Other Accounts: 50 accounts, $26.13 billion total assets (7 accounts, $6.09 billion total assets for which the advisory fee is based on performance)

Siddharth Jain	Mutual Funds: 13 accounts, $76.39 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 46 accounts, $46.31 billion total assets (3 accounts, $404.7 million total assets for which the advisory fee is based on performance)
Other Accounts: 50 accounts, $26.13 billion total assets (7 accounts, $6.09 billion total assets for which the advisory fee is based on performance)

j.	The following replaces the information under the subsection “Potential Conflicts of Interest – GQG Partners LLC (“GQG”)” under the heading “Appendix C – Portfolio Managers”:

GQG Partners LLC (“GQG”)

GQG’s portfolio managers are also responsible for managing other account portfolios in addition to the fund, including account portfolios in which they and/or other employees of GQG have an ownership interest.

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with the management of the fund’s investments on the one hand and the investments of the other accounts, on the other. The side-by-side management of the fund and other accounts presents a variety of potential conflicts of interests. For example, a portfolio manager may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio.

In some cases, another account managed by a portfolio manager may compensate GQG based on performance of the portfolio held by that account. Performance-based fee arrangements may create an incentive for GQG to favor higher fee-paying accounts over other accounts, including accounts that are charged no performance-based fees, in the allocation of investment opportunities. GQG has adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equitably.

Another potential conflict could arise in instances in which securities considered as investments for the fund are also appropriate investments for other investment accounts managed by GQG. When a decision is made to buy or sell a security for the fund and one or more of the other accounts, GQG may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, GQG employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. GQG has implemented specific policies and procedures to address any potential conflicts.

GQG may invest in securities of companies issued by broker-dealers (or their affiliates) used by GQG to effect transactions for client accounts, including the fund. In addition, from time to time, GQG directs trades to broker-dealers that are clients of GQG (or are affiliated with clients of GQG that provide investment banking or other financial services to GQG (or are affiliated with companies that provide such services) and/or that sponsor pooled vehicles to which GQG provides investment advisory services (or are affiliated with such sponsors). These various business relationships with other companies give rise to rise to conflicts of interest and incentives to favor the interests of these companies when GQG provides services to the fund and its other clients. GQG has adopted policies and procedures that are designed to address such conflicts of interest to help ensure that it acts in a manner that is consistent with its fiduciary obligations to all clients.

Subject to its duty to seek best execution, GQG often selects broker-dealers that furnish GQG with proprietary and/or third-party research and brokerage services (collectively, “Services”) that provide, in GQG’s view, appropriate assistance in the investment decision-making process. These Services may be bundled with the trade execution, clearing, or settlement services provided by a particular broker-dealer and/or, subject to applicable law, GQG may pay for such Services with client commissions (or “soft dollars”). Services received by GQG may include, for example, proprietary and third-party research reports on markets, companies, industries and securities, access to broker-dealer analysts and issuer representatives, and trading software to route orders to market centers. As a result, the fund may pay a commission that is higher than the commission another qualified broker-dealer might charge to effect the same transaction. Use of soft dollars may create a conflict of interest in executing trades for client accounts. Services may be used in servicing any or all of GQG’s clients, and may benefit certain accounts more than others. GQG receives such Services in a manner consistent with the “safe harbor” requirements of Section 28(e) of the Exchange Act and has adopted policies and procedures to mitigate conflicts.

3.	Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about GQG.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE